Intangible assets	12 Months Ended
Dec. 31, 2024
Intangible assets.
Intangible assets

15   Intangible assets

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2023
Opening net book amount	—	176,206	—	12,821	29,179	289,161	61,026	2,043	570,436
Additions	—	—	—	9,779	21,709	—	—	—	31,488
Impairment	—	(1,400)	—	—	(4,451)	—	—	—	(5,851)
Transfer	—	30,764	—	—	(30,764)	—	—	—	—
Amortization	—	(77,975)	—	(15,509)	—	—	(30,906)	(2,043)	(126,433)
Exchange differences	—	1,265	—	138	328	—	—	—	1,731
Closing net book amount	—	128,860	—	7,229	16,001	289,161	30,120	—	471,371

As at December 31, 2023
Cost	690,910	802,696	61,078	159,513	15,193	289,161	155,492	80,263	2,254,306
Accumulated amortization	(690,910)	(680,040)	(61,078)	(152,394)	—	—	(125,372)	(80,263)	(1,790,057)
Exchange differences	—	6,204	—	110	808	—	—	—	7,122
Net book amount	—	128,860	—	7,229	16,001	289,161	30,120	—	471,371

	Application and platform
	Contributed				Development
	by Ping	Developed		Purchased	costs in		Business
	An Group	internally	Acquired	Software	progress	Goodwill	license	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Year ended December 31, 2024
Opening net book amount	—	128,860	—	7,229	16,001	289,161	30,120	—	471,371
Additions	—	—	—	602	20,708	—	—	—	21,310
Impairment	—	(2,392)	—	—	—	(131,901)	—	—	(134,293)
Transfer	—	17,608	—	—	(17,608)	—	—	—	—
Amortization	—	(26,728)	—	(3,291)	—	—	(23,978)	—	(53,997)
Disposal of subsidiaries (Note 12)	—	(94,028)	—	(1,934)	(13,102)	—	—	—	(109,064)
Exchange differences	—	437	—	7	(135)	—	—	—	309
Closing net book amount	—	23,757	—	2,613	5,864	157,260	6,142	—	195,636

As at December 31, 2024
Cost	690,910	647,025	61,078	133,506	5,191	157,260	155,492	80,263	1,930,725
Accumulated amortization	(690,910)	(629,909)	(61,078)	(131,010)	—	—	(149,350)	(80,263)	(1,742,520)
Exchange differences	—	6,641	—	117	673	—	—	—	7,431
Net book amount	—	23,757	—	2,613	5,864	157,260	6,142	—	195,636

15   Intangible assets (Continued)

The Group assesses at each reporting date whether there is an indication that intangible assets may be impaired. During the year ended December 31, 2023 and 2024, impairment charge of intangible assets excluding goodwill of RMB5,851,000 and RMB2,392,000 has been charged to different functional expenses based on usage of intangible assets by different functional divisions. The impairment charge was charged against development costs for certain intangible assets developed internally, following a decision to reduce the output of certain products in 2023 and 2024.

The Group assessed the necessity for goodwill impairment by conducting a thorough analysis of the current economic climate and market conditions in light of (i) the discontinuation of cloud services and its corresponding impact on the business and operations of the Group, (ii) the challenging macroenvironment of the industry that the Group operates in and the Group’s expected growth, and (iii) the recent performance and expected growth of the various businesses of the Group. As at December 31, 2024, the carrying amount of the group of CGUs of Technology Solution segment exceeds its recoverable amount at RMB189,518,000 (Note 15(a)) including a loss attributable to the non-controlling interest’s notional share of goodwill. The Group recognized an impairment loss against goodwill of RMB131,901,000 in other income, gain or loss – net in the consolidated statements of comprehensive income.

During the years ended December 31, 2022, 2023 and 2024, the amount of amortization charged to cost of revenue, research and development expenses and general and administrative expenses are as follows:

	Year ended December 31,
Amortization of intangible assets	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Cost of revenue	119,819	84,081	47,028
Research and development expenses	6,282	4,437	232
General and administrative expenses	9,111	3,228	482
	135,212	91,746	47,742

Discontinued operations	26,909	34,687	6,255
	162,121	126,433	53,997

(a)	Impairment tests for goodwill

Goodwill arises from the Group’s acquisitions of Vantage Point Technology on July 31, 2018, BER Technology on June 30, 2019, and View Foundation on August 30, 2019.

The goodwill of the Group is attributable to the acquired workforce and synergies expected to be derived from combining with the operations of the Group. During the years ended December 31, 2023 and 2024, the goodwill is regarded as attributable to the group of CGUs of Technology Solutions segment. The Group carries out its impairment testing on goodwill by comparing the recoverable amounts of groups of CGUs to their carrying amounts.

The management did the value-in-use calculations to determine the recoverable amounts. Value-in-use is calculated based on discounted cash flows. The discounted cash flows calculations of group of CGUs use cash flow projection developed based on financial budgets approved by management of the Group covering a five-year period, after considering the current and historical business performance, the future business plan and market data. Cash flows beyond the five-year period are extrapolated using the estimated long term growth rates stated below.

15   Intangible assets (Continued)

(a)	Impairment tests for goodwill (Continued)

The significant assumptions used for value-in-use calculations are as follows:

	For the year ended December 31,
	2023	2024
	RMB’000	RMB’000

Revenue growth rate	-10%-13%	-25%-10%
Profit margin	-2%-14%	-2%-8%
Long term growth rate	2%	2%
Pre-tax discount rate	19.73%	21.54%
Recoverable amount of the group of CGUs exceeding/(below) its carrying amount (RMB’000)	1,153,821	(189,518)

The following table sets forth the impact of reasonable possible changes in.absolute value in each of the significant assumptions, with all other variables held constant, of goodwill impairment testing at the dates indicated.

Possible changes of significant assumptions	Recoverable amount of the CGU
	exceeding/(below) its carrying amount(Note)
	Year ended December 31,
	2023	2024
	RMB’000	RMB’000

Revenue growth rate decrease by 5%	597,067	(265,224)
Profit margin decrease by 1%	886,786	(296,597)
Long term growth rate decrease by 1%	1,039,101	(207,564)
Pre-tax discount rate increase by 1%	989,962	(230,342)

Note: The carrying amount of goodwill included the goodwill attributable to the non-controlling interest.